Shareholder Report, Holdings (Details) - C000215718	Apr. 30, 2025
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	22.70%
78462F103 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
464287515 | iShares Expanded Tech-Software Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
464287770 | iShares U.S. Financial Services ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
00214Q401 | ARK Next Generation Internet ETF
Holdings [Line Items]
Percent of Net Asset Value	7.30%
92204A108 | Vanguard Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
92204A207 | Vanguard Consumer Staples ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
464287580 | iShares US Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
46138E628 | Invesco KBW Bank ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Communications30303M102
Holdings [Line Items]
Percent of Total Investments	15.30%
Equities464287580
Holdings [Line Items]
Percent of Total Investments	84.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Equity
Holdings [Line Items]
Percent of Net Asset Value	84.70%